Fair Value Measurement - Schedule of fair value of contingent consideration (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value as of beginning	$ 911
Change in fair value	2,061
Fair value as of end	$ 2,972